Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CCM Affordable Housing MBS ETF | CCM Affordable Housing MBS ETF Shares | CCM Affordable Housing MBS ETF
Prospectus [Line Items]
Annual Return [Percent]	1.49%	4.43%	(11.27%)